Subsequent events (Details Textual) $ / shares in Units, $ in Thousands		9 Months Ended
	Nov. 08, 2018 CAD ($) $ / shares shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2018 CAD ($) shares	Sep. 30, 2017 USD ($)
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,905,000	1,905,000
Proceeds from Stock Options Exercised		$ 133	$ 166,050	$ 199
Subsequent Event [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	150,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.26
Stock Issued During Period, Shares, New Issues	74,801
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	15,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	$ 0.26
Proceeds from Stock Options Exercised | $	$ 3,900